T. ROWE PRICE Retirement I 2010 Fund-I Class
February 28, 2021 (Unaudited)

Portfolio of Investments
(1)
$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s) (1)
BOND MUTUAL FUNDS 52.8%
T. Rowe Price Funds:
New Income Fund  135,357 34,033 14,453 15,941,147 155,267
Limited Duration Inflation
Focused Bond Fund  114,865 30,435 12,817 26,325,851 138,737
International Bond Fund (USD
Hedged)  45,185 12,537 5,159 5,234,971 53,292
Emerging Markets Bond Fund  33,694 5,912 4,747 3,399,140 37,900
Dynamic Global Bond Fund  29,727 8,098 3,245 3,564,879 35,791
High Yield Fund  29,219 8,635 5,472 5,231,652 34,686
Floating Rate Fund  11,210 6,248 1,252 1,759,182 16,818
U.S. Treasury Long-Term Index
Fund  9,258 9,605 1,502 1,205,557 13,719
Total Bond Mutual Funds (Cost $472,214) 486,210
EQUITY MUTUAL FUNDS 44.3%
T. Rowe Price Funds:
Equity Index 500 Fund  172,170 20,630 80,930 1,244,600 125,493
Value Fund  3,239 32,214 2,633 932,943 40,751
Growth Stock Fund (2) 4,002 31,144 2,570 383,619 38,143
International Value Equity Fund  28,757 4,305 8,055 2,263,601 33,456
Overseas Stock Fund  27,012 4,176 6,122 2,632,956 32,728
International Stock Fund  25,796 4,262 6,179 1,442,283 31,139
Emerging Markets Stock Fund  16,036 2,008 5,121 332,753 18,844
Mid-Cap Value Fund  12,705 2,514 1,817 556,206 17,860
Mid-Cap Growth Fund  14,694 2,430 2,768 154,506 17,842
Small-Cap Value Fund  7,584 1,379 1,184 199,730 11,570
Small-Cap Stock Fund  8,576 1,921 2,701 165,160 11,239
New Horizons Fund (2) 10,903 2,186 3,470 131,682 10,924
Real Assets Fund  7,958 1,811 1,748 778,297 10,087
Emerging Markets Discovery
Stock Fund  142 3,548 99 275,481 4,295
U.S. Large-Cap Core Fund  85 2,502 94 97,925 3,029
Total Equity Mutual Funds (Cost $301,957) 407,400

T. ROWE PRICE Retirement I 2010 Fund-I Class

$ Value
5/31/20
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2.9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.09% (3) 24,475 59,876 57,478 26,872,827 26,873
Total Short-Term Investments (Cost $26,873) 26,873
Total Investments in Securities 100.0%
(Cost $801,044) $ 920,483
Other Assets Less Liabilities (0.0)% (282)
Net Assets 100.0% $ 920,201
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement I 2010 Fund-I Class

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28,
2021. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund $ 33 $ 1,211 $ 632
Emerging Markets Bond Fund (382) 3,041 1,506
Emerging Markets Discovery Stock Fund 23 704 25
Emerging Markets Stock Fund 503 5,921 201
Equity Index 500 Fund 16,674 13,623 1,958
Floating Rate Fund (36) 612 431
Growth Stock Fund 1,450 5,567 —
High Yield Fund (26) 2,304 1,478
International Bond Fund (USD Hedged) 247 729 712
International Stock Fund 691 7,260 328
International Value Equity Fund (597) 8,449 751
Limited Duration Inflation Focused Bond Fund 1,337 6,254 395
Mid-Cap Growth Fund 1,049 3,486 30
Mid-Cap Value Fund 382 4,458 257
New Horizons Fund 2,263 1,305 —
New Income Fund 1,469 330 2,913
Overseas Stock Fund (134) 7,662 628
Real Assets Fund 30 2,066 198
Small-Cap Stock Fund 525 3,443 62
Small-Cap Value Fund 179 3,791 89
U.S. Large-Cap Core Fund 30 536 28
U.S. Treasury Long-Term Index Fund 1,921 (3,642) 152
Value Fund 702 7,931 522
U.S. Treasury Money Fund, 0.09% — — 38
Totals $ 28,333# $ 87,041 $ 13,334+
`0.00 `0.00 `0.00
# Capital gain distributions from mutual funds represented $10,750 of the net realized gain (loss).
+ Investment income comprised $13,334 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement I 2010 Fund-I Class
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement I 2010 Fund - I Class (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement I 2010 Fund-I Class

Level 2 -  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On February 28, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
R410-054Q3 02/21